UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

SMARTGROWTH FUNDS

SMARTGROWTH(R) LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND
SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE INDEX FUND
SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH INDEX FUND

ANNUAL REPORT                                                   JANUARY 31, 2009

                       (SMARTGROWTH(R) MUTUAL FUNDS LOGO)

                                          INVESTMENT ADVISER:
                                          HENNION & WALSH ASSET MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2009

                               TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedules of Investments ..................................................    9
Statements of Assets and Liabilities ......................................   13
Statements of Operations ..................................................   14
Statements of Changes in Net Assets .......................................   15
Financial Highlights ......................................................   18
Notes to Financial Statements .............................................   21
Report of Independent Registered Public Accounting Firm ...................   31
Trustees and Officers of The Advisors' Inner Circle Fund II ...............   32
Disclosure of Fund Expenses ...............................................   42

The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-465-5722; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2009

SHAREHOLDERS' LETTER

Dear Shareholders:

The SmartGrowth(R) family of mutual funds currently consists of three strategies, whose inception dates are June 1, 2007:

SMARTGROWTH(R) LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND (LPCAX)
     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Conservative Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a low degree of volatility.

SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE INDEX FUND (LPMAX)
     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Moderate Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a moderate degree of volatility.

SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH INDEX FUND (LPGAX)
     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Growth Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a high degree of volatility.

Each of the three SmartGrowth(R) funds is categorized in the Lipper(TM) Multi-Cap Core Funds classification. Performance comparisons against this Index are as follows:

                                          ONE YEAR PERFORMANCE
FUND/BENCHMARK                          THROUGH JANUARY 31, 2009
--------------                          ------------------------
LPCAX
Without Load                                     -12.22%
With Load                                        -16.42%
LIPPER(TM) MULTI-CAP CORE FUNDS INDEX            -40.38%
LPMAX
Without Load                                     -14.56%
With Load                                        -18.62%
LIPPER(TM) MULTI-CAP CORE FUNDS INDEX            -40.38%
LPGAX
Without Load                                     -25.83%
With Load                                        -29.33%
LIPPER(TM) MULTI-CAP CORE FUNDS INDEX            -40.38%

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2009

Based on the performance data presented above, I believe it is fair to say that the SmartGrowth(R) Mutual Funds held-up well in the midst of one of the most devastating market downturns in history. 2008 will likely be remembered for its unrelenting volatility, the intense downward pressure within the global equity markets and the general upheaval of the global financial system. The major equity index returns seemingly took into consideration all of these circumstances. As the door closed on 2008, the S&P 500 posted a loss of 37.0% for the year while the Dow Jones Industrial Average ("DJIA") finished down 32.0%. However, this does not account for the full magnitude of this particular market crash which currently ranks as the second largest in history -- behind only that of the stock market crash that took place during the period of the Great Depression. Using October 9, 2007 as the market high and November 21, 2008 as the market low, the chart below represents the complete fallout to date:

EQUITY INDEX   VALUE ON 10/9/07   VALUE ON 11/21/08   % CHANGE
------------   ----------------   -----------------   --------
DJIA              14,164.53           7,552.37         -46.7%
S&P 500            1,565.15             755.84         -51.7%

In the wake of the sub-prime mortgage meltdown that began during the summer months of 2007, the year started off with Commodities leading the way while Emerging Markets and Financials suffered during the 1st quarter of 2008. The second quarter saw continued weakness in Financials with respect to Broker-Dealers, Banks and Financial Services while Commodities continued to charge full speed ahead. As we moved into the 3rd quarter, the most significant collateral damage of the global credit crisis took place in the world of Financials. This damage and the subsequent reorganizations that took place among many of the major market players will certainly change the way that Wall Street operates for years to come. To summarize, Bear Stearns is now part of J.P. Morgan, Lehman Brothers filed for bankruptcy protection (the largest to date in U.S. history), Merrill Lynch is now part of Bank of America and Goldman Sachs and Morgan Stanley are now bank holding companies. The bailout of insurance giant AIG by the Federal Reserve and seizure of Fannie Mae and Freddie Mac by the Treasury Department rounded out some of the more noteworthy events that took place during the first three quarters of the year.

However, an interesting reversal did occur both on the positive and negative side of things in the 3rd quarter. On the positive side, Regional Banks and Home Builders, areas that were severely impacted by the credit crunch, showed signs of strength. On the negative side, the Commodities market, notably Gas, Steel and Coal, reversed course significantly during the quarter suggesting to many that perhaps the Commodities bull-run is coming to an end.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2009

ETFs also received a lot of media and investor attention during the third quarter as investors continued to look for short strategies and found them in funds offered by the likes of ProShares and Rydex. For this and other reasons, ETF volume continued to increase in the 3rd quarter. In particular, according to Barclays Global Investors, on one of the largest trading days, based on volume, in U.S. history on Monday, September 15, 2008, ETFs accounted for 40% of the trading volume in U.S. equities that day -- 40%!

The fourth quarter of 2008 could mark the point where the market finally hit a bottom and the ensuing correction started. Continued volatility and negative sentiment throughout the quarter culminated in a quarterly loss of 21.94% for the S&P 500 while the DJIA posted a negative return of 19.0% for the last three months of this historic year. However, if a silver lining can be found in this stream of bad data, it would be that the month of December provided some upside momentum with the S&P 500 posting a positive return of 10.7% for the month following the December 1st close while the DJIA registered a positive return of 7.7% over the same time period. Drilling down on the underlying data for the month of December shows that other than Gold, real estate oriented ETFs such as the SPDR DJ Wilshire REIT ETF (Ticker: RWR), the iShares Cohen & Steers Realty Majors Index Fund (Ticker: ICF) and the iShares Dow Jones U.S. Real Estate Index Fund (Ticker: IYR) were the best performing ETFs of the quarter. If you subscribe to the notion that the global credit crisis started in the U.S. housing market and will likely end in the U.S. housing market, this can be viewed as the start of a very encouraging trend...if it lasts.

A growing flight to quality was also evident during the quarter as investors flocked to the perceived safety of U.S. Treasuries which in turn drove the yields on these securities to historic lows while at the same time improving their respective total returns.

The SmartGrowth(R) Mutual Funds capitalized on these themes in the 4th quarter of 2008 and for the entire year in 2008 with allocations to bond-oriented ETFs and short equity oriented ETFs that typically benefit from declines in their respective underlying equity indices. Specifically, in the 4th quarter of 2008, on the short side of the market, on those days when the market sold off significantly, each of the Funds benefited from allocations to the ProShares Trust UltraShort S&P 500 Fund (Ticker: SDS) and ProShares Trust UltraShort Semiconductors Fund (Ticker: SSG). Additionally, when the flight to quality picked up steam in the later stages of the 4th quarter, the Moderate and Conservative funds benefited from allocations to the SPDR Lehman 1-3 Month Treasury Bill Fund (Ticker: BIL).

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2009

Leading into the 1st Quarter of 2009, the SmartGrowth(R) Mutual Funds have taken on the complexion of investment strategies growing more confident with the long side of the market while looking to take advantage of some historically good values in the bond market and a weakened U.S. Dollar for the next three months.

For example, the Growth Fund -- THE MOST AGGRESSIVE OF THE THREE TARGET-RISK SMARTGROWTH(R) FUNDS -- has approximately 81% allocated to bond-oriented ETFs and approximately 11% allocated to alternative ETFs focused on the relationship between the U.S. Dollar and certain Asian currencies (FOR EXAMPLE, CHINESE YUAN AND JAPANESE YEN). The Moderate and Conservative Funds have approximately 65% and 66% allocated to bond-oriented ETFs respectively and approximately 19% and 22% allocated to the previously discussed foreign currency ETFs, respectively.

The majority of bond-oriented ETFs utilized within the three Funds this quarter focus on U.S. Treasuries spanning the maturity spectrum with the majority residing in the intermediate/long-term term range. Interestingly enough, the Conservative fund even has allocations this quarter to International Treasury Bonds (APPROXIMATELY 2%) and Municipal Bond oriented indexes (APPROXIMATELY 10%).

In terms of long equities exposure, the Growth and Moderate Funds have allocations to equities of approximately 8% and 16%, respectively, in the form of an ETF focused on Biotech. The Conservative Fund also has approximately 12% allocated to this particular Biotech ETF and approximately 1% allocated to an ETF that focuses on the investable market in Turkey.

Contrary to what we have seen from the SmartGrowth(R) Funds over the two previous quarters, there are no allocations to short ETFs in the 1st quarter of 2009. The Funds seem positioned to provide for conservative growth through the first quarter and then rebalance at the end of the quarter when many anticipate the market correction (i.e. Bear market (Arrow) Bull market), despite weak U.S. and global economies, to start to really take form.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2009

Despite the challenging market environment that is likely to persist throughout 2009, I am confident that the SmartGrowth(R) Mutual Funds will continue to strive to provide attractive risk-adjusted returns for the next twelve month period and beyond.

Sincerely,


/s/ Kevin D. Mahn

Kevin D. Mahn
Chief Investment Officer & Portfolio Manager

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUNDS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                         DEFINITION OF COMPARATIVE INDEX

The LIPPER MULTI-CAP CORE FUNDS INDEX tracks funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND

Growth of a $10,000 Investment

------------------------------------------------
                  TOTAL RETURN
        FOR PERIOD ENDED JANUARY 31, 2009
------------------------------------------------
                          Annualized Inception
    One Year Return             to Date
------------------------ ----------------------- ----------------------
      (12.22)%                    (5.22)%         Class A
------------------------ ----------------------- ----------------------
      (16.42)%                    (7.96)%         Class A with load(1)
------------------------ ----------------------- ----------------------

                              (PERFORMANCE GRAPH)

              SmartGrowth(R)
            Lipper(TM) Optimal                   Lipper(TM) Multi-Cap
            Conservative Index                        Core Funds        Lipper(TM) Multi-Cap
                   Fund          S&P 500 Index      Classification        Core Funds Index
            ------------------   -------------   --------------------   --------------------
6/01/07           $9,525           $10,000             $10,000                $10,000
1/31/08            9,925             9,084               9,097                  9,108
1/31/09            8,713             5,575               5,541                  5,430

                          Period Ended on January 31st

   THE FUND COMMENCED OPERATIONS ON JUNE 1, 2007. LIPPER(TM) RETURNS ARE FROM
                                 MAY 31, 2007.

                  (1) REFLECTS MAXIMUM SALES CHARGE OF 4.75%.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
                   MAY BE WORTH LESS THAN ITS ORIGINAL COST.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE
       CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.

    THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S
    RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND II                           SMARTGROWTH(R)
                                                             LIPPER(TM) OPTIMAL
                                                             MODERATE INDEX FUND

Growth of a $10,000 Investment

------------------------------------------------
                  TOTAL RETURN
        FOR PERIOD ENDED JANUARY 31, 2009
------------------------------------------------
                          Annualized Inception
    One Year Return             to Date
------------------------ ----------------------- ----------------------
       (14.56)%                   (6.20)%         Class A
------------------------ ----------------------- ----------------------
       (18.62)%                   (8.91)%         Class A with load(1)
------------------------ ----------------------- ----------------------

                              (PERFORMANCE GRAPH)

              SmartGrowth(R)
            Lipper(TM) Optimal                   Lipper(TM) Multi-Cap
              Moderate Index                          Core Funds        Lipper(TM) Multi-Cap
                   Fund          S&P 500 Index      Classification        Core Funds Index
            ------------------   -------------   --------------------   --------------------
6/01/07          $ 9,525           $10,000             $10,000                $10,000
1/31/08           10,022             9,084               9,097                  9,108
1/31/09            8,562             5,575               5,541                  5,430

                          Period Ended on January 31st

   THE FUND COMMENCED OPERATIONS ON JUNE 1, 2007. LIPPER(TM) RETURNS ARE FROM
                                 MAY 31, 2007.

                  (1) REFLECTS MAXIMUM SALES CHARGE OF 4.75%.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
                   MAY BE WORTH LESS THAN ITS ORIGINAL COST.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE
       CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.

    THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S
    RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX FUND

Growth of a $10,000 Investment

------------------------------------------------
                  TOTAL RETURN
        FOR PERIOD ENDED JANUARY 31, 2009
------------------------------------------------
                          Annualized Inception
    One Year Return             to Date
------------------------ ----------------------- ----------------------
      (25.83)%                   (11.35)%         Class A
------------------------ ----------------------- ----------------------
      (29.33)%                   (13.91)%         Class A with load(1)
------------------------ ----------------------- ----------------------

                              (PERFORMANCE GRAPH)

              SmartGrowth(R)                     Lipper(TM) Multi-Cap
            Lipper(TM) Optimal                        Core Funds        Lipper(TM) Multi-Cap
            Growth Index Fund    S&P 500 Index      Classification        Core Funds Index
            ------------------   -------------   --------------------   --------------------
6/01/07          $ 9,525           $10,000             $10,000                $10,000
1/31/08           10,509             9,084               9,097                  9,108
1/31/09            7,795             5,575               5,541                  5,430

                          Period Ended on January 31st

   THE FUND COMMENCED OPERATIONS ON JUNE 1, 2007. LIPPER(TM) RETURNS ARE FROM
                                 MAY 31, 2007.

                  (1) REFLECTS MAXIMUM SALES CHARGE OF 4.75%.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
                   MAY BE WORTH LESS THAN ITS ORIGINAL COST.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE
       CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.

    THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S
    RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND
                                                              JANUARY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Long Government                38.4%
Currency                       20.6%
Specialty Health               10.6%
Municipal National Short        9.4%
Ultrashort Bond                 9.4%
Short-Term Investment           8.4%
World Bond                      2.0%
Diversified Emerging Markets    0.8%
Municipal California Long       0.4%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 102.7%

                                                      SHARES     VALUE
                                                      ------   --------
CURRENCY -- 23.1%
   CurrencyShares Japanese Yen Trust ..............      864   $ 95,818
   WisdomTree Dreyfus China Yuan Fund .............    1,561     39,165
                                                               --------
                                                                134,983
                                                               --------
DIVERSIFIED EMERGING MARKETS -- 0.9%
   iShares MSCI Turkey Index Fund .................      227      5,407
                                                               --------
LONG GOVERNMENT -- 43.0%
   iShares Barclays 7-10 Year Treasury Bond Fund ..      721     68,279
   iShares Barclays 20+ Year Treasury Bond Fund ...      959     99,496
   PowerShares 1-30 Laddered Treasury Portfolio ...    2,901     83,259
                                                               --------
                                                                251,034
                                                               --------
MUNICIPAL CALIFORNIA LONG -- 0.5%
   iShares S&P California Municipal Bond Fund .....       26      2,636
                                                               --------
MUNICIPAL NATIONAL SHORT -- 10.6%
   Powershares VRDO Tax Free Weekly Portfolio .....    2,460     61,549
                                                               --------
SPECIALTY HEALTH -- 11.9%
   Biotech HOLDRs Trust ...........................      409     69,342
                                                               --------
ULTRASHORT BOND -- 10.5%
   SPDR Barclays Capital 1-3 Month T-Bill .........    1,339     61,433
                                                               --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND
                                                              JANUARY 31, 2009

EXCHANGE TRADED FUNDS -- (CONTINUED)

                                                               SHARES     VALUE
                                                               ------   --------
WORLD BOND -- 2.2%
   SPDR Barclays Capital International Treasury Bond ETF ...      256   $ 12,992
                                                                        --------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $619,703) ......................................             599,376
                                                                        --------
SHORT-TERM INVESTMENT -- 9.4%
   Fidelity Money Management Fund,
      Institutional Class, 1.500% (A)
      (Cost $54,571) .......................................   54,571     54,571
                                                                        --------
   TOTAL INVESTMENTS -- 112.1%
      (Cost $674,274) ......................................            $653,947
                                                                        ========

        PERCENTAGES ARE BASED ON NET ASSETS OF $583,504.

   (A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

   ETF  EXCHANGE TRADED FUND

HOLDRS  HOLDING COMPANY DEPOSITORY RECEIPTS

  MSCI  MORGAN STANLEY CAPITAL INTERNATIONAL

  SPDR  STANDARD & POOR'S DEPOSITORY RECEIPTS

  VRDO  VARIABLE RATE DEMAND OBLIGATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              MODERATE
                                                              INDEX FUND
                                                              JANUARY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Long Government         62.1%
Currency                20.7%
Specialty Health        16.7%
Short-Term Investment    0.5%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 100.1%

                                                      SHARES     VALUE
                                                      ------   ----------
CURRENCY -- 20.8%
   CurrencyShares Japanese Yen Trust ..............   11,779   $1,306,291
                                                               ----------
LONG GOVERNMENT -- 62.5%
   iShares Barclays 7-10 Year Treasury Bond Fund ..    7,931      751,066
   iShares Barclays 20+ Year Treasury Bond Fund ...   18,598    1,929,542
   PowerShares 1-30 Laddered Treasury Portfolio ...   43,395    1,245,437
                                                               ----------
                                                                3,926,045
                                                               ----------
SPECIALTY HEALTH -- 16.8%
   Biotech HOLDRs Trust ...........................    6,238    1,057,590
                                                               ----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $6,642,169)                                         6,289,926
                                                               ----------
SHORT-TERM INVESTMENT -- 0.5%
   Fidelity Money Management Fund,
      Institutional Class, 1.500% (A)
      (Cost $32,778) ..............................   32,778       32,778
                                                               ----------
   TOTAL INVESTMENTS -- 100.6%
      (Cost $6,674,947) ...........................            $6,322,704
                                                               ==========

        PERCENTAGES ARE BASED ON NET ASSETS OF $6,284,271.

   (A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

HOLDRS  HOLDING COMPANY DEPOSITORY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH
                                                              INDEX FUND
                                                              JANUARY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Long Government         76.5%
Currency                11.9%
Specialty Health         8.4%
Short-Term Investment    3.2%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 99.4%

                                                       SHARES      VALUE
                                                      -------   ----------
CURRENCY -- 12.2%
   CurrencyShares Japanese Yen Trust ..............    13,957   $ 1,547,831
                                                                -----------
LONG GOVERNMENT -- 78.5%
   iShares Barclays 20+ Year Treasury Bond Fund* ..    76,186     7,904,298
   PowerShares 1-30 Laddered Treasury Portfolio ...    70,989     2,037,384
                                                                -----------
                                                                  9,941,682
                                                                -----------
SPECIALTY HEALTH -- 8.7%
   Biotech HOLDRs Trust ...........................     6,453     1,094,042
                                                                -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $13,716,735) ..........................              12,583,555
                                                                -----------
SHORT-TERM INVESTMENT -- 3.3%
   Fidelity Money Management Fund,
      Institutional Class, 1.500% (A)
      (Cost $420,613) .............................   420,613       420,613
                                                                -----------
   TOTAL INVESTMENTS -- 102.7%
      (Cost $14,137,348) ..........................             $13,004,168
                                                                ===========

        PERCENTAGES ARE BASED ON NET ASSETS OF $12,664,334.

   (A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

HOLDRS  HOLDING COMPANY DEPOSITORY RECEIPTS

     * THE FUND'S INVESTMENT IN THE ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND REPRESENTS GREATER THAN 50% OF THE FUND'S TOTAL INVESTMENTS. THE ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND SEEKS TO APPROXIMATE TOTAL RATE OF RETURN OF THE LONG-TERM SECTOR OF THE UNITED STATES TREASURY MARKET. FOR FURTHER FINANCIAL INFORMATION, AVAILABLE UPON REQUEST AT NO CHARGE, ON THE ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND PLEASE GO TO THE SECURITIES EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV OR CALL 1-800-YOUR-FUND.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2009

STATEMENTS OF ASSETS AND LIABILITIES

                                                       SMARTGROWTH(R)   SMARTGROWTH(R)   SMARTGROWTH(R)
                                                         LIPPER(TM)       LIPPER(TM)       LIPPER(TM)
                                                           OPTIMAL          OPTIMAL          OPTIMAL
                                                        CONSERVATIVE       MODERATE          GROWTH
                                                         INDEX FUND       INDEX FUND       INDEX FUND
                                                       --------------   --------------   --------------
ASSETS
   Investments at Value (Cost $674,274,
      $6,674,947, and $14,137,348, respectively) ...     $ 653,947        $6,322,704      $13,004,168

   Receivable from Investment Adviser ..............         7,430            18,422           32,200
   Prepaid Expenses ................................         3,073             3,683            5,521
   Dividends Receivable ............................            28               227              541
   Receivable for Capital Shares Sold ..............            --             3,812           45,596
                                                         ---------        ----------      -----------
        Total Assets ...............................       664,478         6,348,848       13,088,026
                                                         ---------        ----------      -----------
LIABILITIES
   Payable for Investment Securities Purchased .....        51,342                --          349,140
   Payable due to Administrator ....................           673             7,570           14,688
   Chief Compliance Officer Fees Payable ...........           157             1,635            3,175
   Payable due to Trustees .........................           141             1,572            3,020
   Payable due to Distributor ......................           124             1,317            2,488
   Payable for Capital Shares Redeemed .............            --            14,157               --
   Other Accrued Expenses ..........................        28,537            38,326           51,181
                                                         ---------        ----------      -----------
        Total Liabilities ..........................        80,974            64,577          423,692
                                                         ---------        ----------      -----------
   NET ASSETS ......................................     $ 583,504        $6,284,271      $12,664,334
                                                         =========        ==========      ===========
NET ASSETS CONSIST OF:
   Paid-in Capital .................................     $ 703,987        $7,594,497      $18,527,989
   Undistributed Net Investment Income .............         7,481            41,831          245,978
   Accumulated Net Realized Loss
      on Investments ...............................      (107,637)         (999,814)      (4,976,453)
   Net Unrealized Depreciation on Investments ......       (20,327)         (352,243)      (1,133,180)
                                                         ---------        ----------      -----------
   Net Assets ......................................     $ 583,504        $6,284,271      $12,664,334
                                                         =========        ==========      ===========
CLASS A SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ....        71,203           778,041       1,832,396
                                                         =========        ==========      ===========
   Net Asset Value and Redemption
      Price Per Share ..............................     $    8.19        $     8.08      $      6.91
                                                         =========        ==========      ===========
   Maximum Offering Price per Share
      (net asset value / 95.25%) ...................     $    8.60        $     8.48      $      7.25
                                                         =========        ==========      ===========

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            FOR THE YEAR ENDED
                                                            JANUARY 31, 2009

STATEMENTS OF OPERATIONS

                                                       SMARTGROWTH(R)   SMARTGROWTH(R)   SMARTGROWTH(R)
                                                         LIPPER(TM)       LIPPER(TM)       LIPPER(TM)
                                                           OPTIMAL          OPTIMAL          OPTIMAL
                                                        CONSERVATIVE       MODERATE          GROWTH
                                                         INDEX FUND       INDEX FUND       INDEX FUND
                                                       --------------   --------------   --------------
INVESTMENT INCOME:
Dividends from Investment Company Shares ...........      $  12,798       $    86,306      $   227,781
                                                          ---------       -----------      -----------
EXPENSES:
Administration Fees ................................          6,484            49,063          157,139
Investment Advisory Fees ...........................          2,683            20,549           66,468
Distribution Fees(1) ...............................          1,342            10,275           33,234
Trustees' Fees .....................................            846             6,206           17,641
Chief Compliance Officer Fees ......................            526             3,546           11,456
Transfer Agent Fees ................................         29,394            39,921           69,546
Audit Fees .........................................         20,944            21,192           21,936
Registration Fees ..................................         12,503            13,864           15,536
Offering Costs .....................................          7,123            23,839           27,672
Legal Fees .........................................          3,406            24,448           93,692
Custodian Fees .....................................          3,149             4,561            4,466
Printing Fees ......................................          1,057             6,953           24,394
Other Expenses .....................................          1,076             5,095           10,740
                                                          ---------       -----------      -----------
TOTAL EXPENSES .....................................         90,533           229,512          553,920
Less:
Waiver of Investment Advisory Fees .................         (2,683)          (20,549)         (66,468)
Reimbursement by Investment Adviser ................        (79,800)         (147,315)        (288,029)
                                                          ---------       -----------      -----------
NET EXPENSES .......................................          8,050            61,648          199,423
                                                          ---------       -----------      -----------
NET INVESTMENT INCOME ..............................          4,748            24,658           28,358
                                                          ---------       -----------      -----------
NET REALIZED LOSS ON INVESTMENTS ...................       (104,017)       (1,003,650)      (4,776,227)
NET REALIZED GAIN DISTRIBUTIONS FROM
   INVESTMENT COMPANY SHARES .......................         52,189           558,240        1,835,896
NET INCREASE FROM PAYMENT BY AFFILIATE* ............             --                --            6,415
NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS ......................        (26,120)         (403,418)      (1,248,747)
                                                          ---------       -----------      -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ..................................        (77,948)         (848,828)      (4,182,663)
                                                          ---------       -----------      -----------
DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................      $ (73,200)      $  (824,170)     $(4,154,305)
                                                          =========       ===========      ===========

  *  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

(1)  ATTRIBUTABLE TO CLASS A SHARES.

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR            PERIOD
                                                            ENDED            ENDED
                                                         JANUARY 31,      JANUARY 31,
                                                            2009             2008*
                                                       --------------   --------------
OPERATIONS:
   Net Investment Income ...........................     $   4,748         $   1,377
   Net Realized Gain (Loss) on Investments .........       (51,828)            7,711
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ................       (26,120)            5,793
                                                         ---------         ---------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ..............................       (73,200)           14,881
                                                         ---------         ---------
DIVIDENDS AND DISTRIBUTIONS**:
   Dividends from Net Investment Income ............        (5,883)           (1,691)
   Distributions from Net Realized Gains ...........       (54,280)             (310)
                                                         ---------         ---------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ............       (60,163)           (2,001)
                                                         ---------         ---------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................       947,468           374,439
   Reinvestment of Distributions ...................        53,440             2,001
   Redeemed ........................................      (673,262)              (99)
                                                         ---------         ---------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ....       327,646           376,341
                                                         ---------         ---------
      TOTAL INCREASE IN NET ASSETS .................       194,283           389,221
                                                         ---------         ---------
NET ASSETS:
   Beginning of Period .............................       389,221                --
                                                         ---------         ---------
   End of Period ...................................     $ 583,504         $ 389,221
                                                         =========         =========
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment
      Income) ......................................     $   7,481         $    (312)
                                                         =========         =========
SHARE TRANSACTIONS:
   Issued ..........................................        93,442            37,407
   Reinvestment of Distributions ...................         6,180               194
   Redeemed ........................................       (66,010)              (10)
                                                         ---------         ---------
NET INCREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS .........................        33,612            37,591
                                                         =========         =========

 *   COMMENCED OPERATIONS ON JUNE 1, 2007.

** CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

AMOUNT DESIGNATED AS "--" IS $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              MODERATE INDEX
                                                              FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR            PERIOD
                                                            ENDED            ENDED
                                                         JANUARY 31,      JANUARY 31,
                                                            2009             2008*
                                                       --------------   --------------
OPERATIONS:
   Net Investment Income ...........................     $   24,658       $    6,630
   Net Realized Gain (Loss) on Investments .........       (445,410)          87,742
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ................       (403,418)          51,175
                                                         ----------       ----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ..............................       (824,170)         145,547
                                                         ----------       ----------
DIVIDENDS AND DISTRIBUTIONS**:
   Dividends from Net Investment Income ............        (35,033)          (9,564)
   Distributions from Net Realized Gains ...........       (576,907)         (10,099)
                                                         ----------       ----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ............       (611,940)         (19,663)
                                                         ----------       ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................      5,252,583        2,535,147
   Reinvestment of Distributions ...................        584,541           19,027
   Redemption Fees .................................            500               --
   Redeemed ........................................       (750,041)         (47,260)
                                                         ----------       ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ....      5,087,583        2,506,914
                                                         ----------       ----------
      TOTAL INCREASE IN NET ASSETS .................      3,651,473        2,632,798
                                                         ----------       ----------
NET ASSETS:
   Beginning of Period .............................      2,632,798               --
                                                         ----------       ----------
   End of Period ...................................     $6,284,271       $2,632,798
                                                         ==========       ==========
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment
      Income) ......................................     $   41,831       $   (2,909)
                                                         ==========       ==========
SHARE TRANSACTIONS:
   Issued ..........................................        535,077          255,103
   Reinvestment of Distributions ...................         67,668            1,829
   Redeemed ........................................        (77,055)          (4,581)
                                                         ----------       ----------
NET INCREASE IN SHARES OUTSTANDING
    FROM SHARE TRANSACTIONS ........................        525,690          252,351
                                                         ==========       ==========

 *   COMMENCED OPERATIONS ON JUNE 1, 2007.

** CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX
                                                              FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR            PERIOD
                                                            ENDED            ENDED
                                                         JANUARY 31,      JANUARY 31,
                                                            2009             2008*
                                                       --------------   --------------
OPERATIONS:
   Net Investment Income (Loss) ....................    $    28,358       $   (5,318)
   Net Realized Gain (Loss) on Investments .........     (2,940,331)         141,771
   Net Increase from Payment by Affiliate** ........          6,415               --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ................     (1,248,747)         115,567
                                                        -----------       ----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ..............................     (4,154,305)         252,020
                                                        -----------       ----------
DIVIDENDS AND DISTRIBUTIONS***:
   Dividends from Net Investment Income ............        (39,336)              --
   Distributions from Net Realized Gains ...........     (1,880,955)         (41,079)
                                                        -----------       ----------
   Total Dividends and Distributions ...............     (1,920,291)         (41,079)
                                                        -----------       ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................     12,460,006        6,695,253
   Reinvestment of Distributions ...................      1,799,160           37,094
   Redemption Fees .................................            729               --
   Redeemed ........................................     (2,412,748)         (51,505)
                                                        -----------       ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ....     11,847,147        6,680,842
                                                        -----------       ----------
   TOTAL INCREASE IN NET ASSETS ....................      5,772,551        6,891,783
                                                        -----------       ----------
NET ASSETS:
   Beginning of Period .............................      6,891,783               --
                                                        -----------       ----------
   End of Period ...................................    $12,664,334       $6,891,783
                                                        ===========       ==========
   Undistributed Net Investment Income/
      (Accumulated Net Investment Loss) ............    $   245,978       $   (5,318)
                                                        ===========       ==========
SHARE TRANSACTIONS:
   Issued ..........................................      1,228,876          633,448
   Reinvestment of Distributions ...................        234,015            3,354
   Redeemed ........................................       (262,049)          (5,248)
                                                        -----------       ----------
NET INCREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS .........................      1,200,842          631,554
                                                        ===========       ==========

  *  COMMENCED OPERATIONS ON JUNE 1, 2007.

 **  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

*** CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            CLASS A SHARES
                                                       -------------------------
                                                          YEAR         PERIOD
                                                          ENDED         ENDED
                                                       JANUARY 31,   JANUARY 31,
                                                          2009         2008(1)
                                                       -----------   -----------
Net Asset Value,
   Beginning of Period .............................     $ 10.35       $10.00
                                                         -------       ------
Income from Operations:
   Net Investment Income(2) ........................        0.09         0.07
   Net Realized and Unrealized Gain (Loss)
      on Investments ...............................       (1.31)        0.35
                                                         -------       ------
Total from Operations ..............................       (1.22)        0.42
                                                         -------       ------
Dividends and Distributions(3):
   Net Investment Income ...........................       (0.09)       (0.06)
   Net Realized Gains ..............................       (0.85)       (0.01)
                                                         -------       ------
Total Dividends and Distributions ..................       (0.94)       (0.07)
                                                         -------       ------
Net Asset Value, End of Period .....................     $  8.19       $10.35
                                                         =======       ======
TOTAL RETURN+ ......................................      (12.22)%       4.20%
                                                         =======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..............     $   584       $  389
Ratio of Expenses to Average Net Assets ............        1.50%        1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) ..........       16.87%       52.47%*
Ratio of Net Investment Income
   to Average Net Assets ...........................        0.88%        1.10%*
Portfolio Turnover Rate ............................         411%         260%**

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

  *  ANNUALIZED

 **  NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(3) CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              MODERATE INDEX
                                                              FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            CLASS A SHARES
                                                       -------------------------
                                                          YEAR         PERIOD
                                                          ENDED         ENDED
                                                       JANUARY 31,   JANUARY 31,
                                                          2009         2008(1)
                                                       -----------   -----------
Net Asset Value,
   Beginning of Period .............................     $ 10.43       $10.00
                                                         -------       ------
Income from Operations:
   Net Investment Income(2) ........................        0.06         0.04
   Net Realized and Unrealized Gain (Loss)
      on Investments ...............................       (1.53)        0.48
                                                         -------       ------
Total from Operations ..............................       (1.47)        0.52
                                                         -------       ------
Redemption Fees ....................................          --++         --
                                                         -------       ------
Dividends and Distributions(3):
   Net Investment Income ...........................       (0.06)       (0.04)
   Net Realized Gains ..............................       (0.82)       (0.05)
                                                         -------       ------
Total Dividends and Distributions ..................       (0.88)       (0.09)
                                                         -------       ------
Net Asset Value, End of Period .....................     $  8.08       $10.43
                                                         =======       ======
TOTAL RETURN+ ......................................      (14.56)%       5.22%
                                                         =======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..............     $ 6,284       $2,633
Ratio of Expenses to Average Net Assets ............        1.50%        1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) ..........        5.59%       16.52%*
Ratio of Net Investment Income
   to Average Net Assets ...........................        0.60%        0.57%*
Portfolio Turnover Rate ............................         396%         256%**

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

 ++  AMOUNT SHOWN REPRESENTS LESS THAN $0.01.

  *  ANNUALIZED

 **  NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(3) CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX
                                                              FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             CLASS A SHARES
                                                       -------------------------
                                                          YEAR         PERIOD
                                                          ENDED         ENDED
                                                       JANUARY 31,   JANUARY 31,
                                                           2009        2008(1)
                                                       -----------   -----------
Net Asset Value,
   Beginning of Period .............................     $ 10.91       $10.00
                                                         -------       ------
Income from Operations:
   Net Investment Income (Loss)(2) .................        0.02        (0.03)
   Net Realized and Unrealized Gain (Loss)
      on Investments ...............................       (2.71)        1.06
                                                         -------       ------
Total from Operations ..............................       (2.69)        1.03
                                                         -------       ------
Redemption Fees ....................................          --++         --
                                                         -------       ------
Dividends and Distributions(3):
   Net Investment Income ...........................       (0.03)          --
   Net Realized Gains ..............................       (1.28)       (0.12)
                                                         -------       ------
Total Dividends and Distributions ..................       (1.31)       (0.12)
                                                         -------       ------
Net Asset Value, End of Period .....................     $  6.91       $10.91
                                                         =======       ======
TOTAL RETURN+ ......................................      (25.83)%      10.33%
                                                         =======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..............     $12,664       $6,892
Ratio of Expenses to Average Net Assets ............        1.50%        1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) ..........        4.17%       14.23%*
Ratio of Net Investment Income (Loss)
   to Average Net Assets ...........................        0.21%       (0.36)%*
Portfolio Turnover Rate ............................         433%         225%**

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

 ++  AMOUNT SHOWN REPRESENTS LESS THAN $0.01.

  *  ANNUALIZED

 **  NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(3) CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund (formerly SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund), the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund (formerly SmartGrowth(R) ETF Lipper(TM) Optimal Moderate Index Fund) and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund (formerly SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund) (each, a "Fund," and collectively, the "Funds"). The financial statements of the remaining funds are presented separately. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund is to track the performance of the Lipper(TM) Optimal Conservative Index. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund is to track the performance of the Lipper(TM) Optimal Moderate Index. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund is to track the performance of the Lipper(TM) Optimal Growth Index. The Trust is registered to offer Class A Shares and Institutional Class Shares of all Funds. As of January 31, 2009, the Institutional Class Shares of the SmartGrowth Funds had not yet commenced operations. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2009, there were no fair valued securities.

     The Fund's adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

     The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

          - Level 1 -- quoted prices in active markets for identical investments

          - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

          - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

     The valuation techniques used by the Funds' to measure fair value during the year ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

     The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds' investments carried at value:

INVESTMENTS IN SECURITIES             LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
-------------------------           -----------   -------   -------   -----------
SmartGrowth(R) Lipper(TM) OptIMAl
   Conservative Index Fund          $   653,947     $--       $--     $   653,947
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund                6,322,704      --        --       6,322,704
SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund                 13,004,168      --        --      13,004,168

     FEDERAL INCOME TAXES -- It is each Funds' intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 2 tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the statements of operations, the Funds indirectly bear the investment advisory fees and other expenses of the exchange traded funds (ETFs) in which they invest. Because each of the ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 7 days. For the year ended

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     January 31, 2009, the SmartGrowth(R) Lipper(TM) Conservative Index Fund, the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund retained $0, $500 and $729, respectively, in redemption fees.

     OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses, legal and registration fees were amortized over twelve months. All offering costs have been fully amortized as of January 31, 2009.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

     PAYMENT BY AFFILIATE -- During the year ended January 31, 2009, the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund was reimbursed by the adviser for losses incurred of $6,415 due to the purchase of shares in a specific company in excess of the amount permitted under applicable Securities and Exchange Commission rules. The reimbursement had no impact on the Fund's total return.

4.   ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

     0.10% on the first $500 million of the Funds' average daily net assets; 0.08% between $500 million and $2 billion of the Funds' average daily net assets; and
     0.06% on the Fund's average daily net assets over $2 billion.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

The Funds are subject to a minimum annual administration fee of $90,000 per fund. Prior to January 1, 2009, the Funds were subject to a minimum annual administration fee of $70,000 per fund. Prior to April 1, 2008, the Funds were subject to a minimum annual administration fee of $65,000 per fund.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Funds have adopted the Distribution Plan (the "Plan") for Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds' average net assets attributable to Class A Shares as compensation for distribution services.

UMB Fund Services, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.   INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Hennion & Walsh Asset Management, Inc. (the "Adviser"), provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthly at an annual rate of 0.50% of each Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Funds' total annual operating expenses from exceeding 1.50% of the Class A shares average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior fee reductions or expense reimbursements. At January 31, 2009, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Funds was $146,300, $341,367, and $541,038 for the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund, the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund, respectively.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

The Adviser has entered into a licensing agreement with Lipper(TM) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track certain Lipper(TM) Indices and to obtain information and assistance from Lipper(TM) to facilitate the operations of the Funds. Fees payable to Lipper(TM) under this agreement are paid by the Adviser and not by the Funds.

6.   INVESTMENT TRANSACTIONS:

For the year ended January 31, 2009, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

                                                             PURCHASES       SALES
                                                            -----------   -----------
SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund   $ 2,835,823   $ 2,470,792
SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund        21,298,211    16,225,127
SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund          67,224,176    55,425,478

There were no purchases or sales of long-term U.S. Government securities.

7.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on December 31. The following tax disclosure is representative as of December 31, 2008, except for the tax character of distributions and federal tax cost and aggregate tax gross unrealized appreciation and depreciation on investments. Permanent book and tax differences resulted in the following reclassifications. These differences are due to reclass of distributions and investments in partnerships and grantor trust securities. These reclassifications had no impact on the net assets or net asset value of the Funds.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

                                                          UNDISTRIBUTED
                                          PAID-IN         NET INVESTMENT        ACCUMULATED NET
                                          CAPITAL             INCOME             REALIZED LOSS
                                         ---------        --------------        ---------------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund                  $  4             $  8,928              $  (8,932)
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund                       161               55,115                (55,276)
SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund                          --              262,274               (262,274)

Amounts designated as "--" are $0.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                             LONG-TERM
                                       ORDINARY               CAPITAL
                                        INCOME                  GAIN                 TOTAL
                                      ----------             ---------            ----------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund
   2009                               $   58,810              $ 1,353             $   60,163
   2008                                    2,001                   --                  2,001
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund
   2009                                  599,323               12,617                611,940
   2008                                   19,663                   --                 19,663
SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund
   2009                                1,891,106               29,185              1,920,291
   2008                                   41,079                   --                 41,079

Amounts designated as "--" are $0.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

                                     SMARTGROWTH(R)       SMARTGROWTH(R)       SMARTGROWTH(R)
                                   LIPPER(TM) OPTIMAL   LIPPER(TM) OPTIMAL   LIPPER(TM) OPTIMAL
                                      CONSERVATIVE           MODERATE              GROWTH
                                       INDEX FUND           INDEX FUND           INDEX FUND
                                   ------------------   ------------------   ------------------
Undistributed Ordinary
   Income                               $  7,847            $  46,287            $   256,014
Capital Loss
   Carryforwards                         (33,987)            (266,723)            (2,841,744)
Post October Losses                         (191)                  --                     --
Net Unrealized Depreciation              (67,919)            (696,562)            (2,000,697)
                                        --------            ---------            -----------
Total Distributable Earnings            $(94,250)           $(916,998)           $(4,586,427)

Amounts designated as "--" are $0.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

Post-October losses represent losses realized on investment transactions from November 1, 2008 through December 31, 2008 that, in accordance with Federal income tax regulations, the Funds may differ and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of December 31, 2008, the Funds had the following capital loss carryforwards:

                                      YEARS
                                    EXPIRING     AMOUNTS
                                    --------   ----------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund            2016     $   33,987

SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund                2016        266,723

SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund                  2016      2,841,744

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2009 were as follows:

     SMARTGROWTH(R)         FEDERAL     APPRECIATED   DEPRECIATED   NET UNREALIZED
         FUNDS              TAX COST     SECURITIES    SECURITIES    DEPRECIATION
-----------------------   -----------   -----------   -----------   --------------
SmartGrowth(R)
   Lipper(TM) Optimal
   Conservative Index
   Fund                   $   677,551     $ 2,206     $   (25,810)   $   (23,604)
SmartGrowth(R)
   Lipper(TM) Optimal
   Moderate Index Fund      6,689,108      32,983        (399,387)      (366,404)
SmartGrowth(R)
   Lipper(TM) Optimal
   Growth Index Fund       14,157,231      34,602      (1,187,665)    (1,153,063)

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

8.   OTHER:

At January 31, 2009, the percentage of total shares outstanding held by shareholders for the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund, the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders, was as follows:

                                                               NO. OF          %
                                                            SHAREHOLDERS   OWNERSHIP
                                                            ------------   ---------
SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund         3           41%
SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund             1           20%
SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund               1           18%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on the Trust's experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
SmartGrowth Funds of The Advisors' Inner Circle Fund II

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the SmartGrowth Lipper Optimal Conservative Index Fund, SmartGrowth Lipper Optimal Moderate Index Fund, and SmartGrowth Lipper Optimal Growth Index Fund (three of the series constituting The Advisors' Inner Circle Fund II (the "Trust")), as of January 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period June 1, 2007 (commencement of operations) through January 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SmartGrowth Lipper Optimal Conservative Index Fund, SmartGrowth Lipper Optimal Moderate Index Fund, and SmartGrowth Lipper Optimal Growth Index Fund at January 31, 2009, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the year then ended and the period June 1, 2007 (commencement of operations) through January 31, 2008, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
March 26, 2009

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be

        NAME, ADDRESS,             POSITION(S) HELD        TERM OF OFFICE AND
            AGE(1)                  WITH THE TRUST      LENGTH OF TIME SERVED(2)
------------------------------   --------------------   ------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                    Chairman of the           (Since 1991)
62 yrs. old                        Board of Trustees

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

"interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-465-5722. The following chart lists Trustees and Officers as of January 31, 2009.

                                         NUMBER OF FUNDS
                                        IN THE ADVISORS'
                                      INNER CIRCLE FUND II
      PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                  MEMBER              HELD BY BOARD MEMBER(3)
-----------------------------------   --------------------   -------------------------------
Currently performs various services            30            Trustee of The Advisors' Inner
on behalf of SEI Investments for                             Circle Fund, Bishop Street
which Mr. Nesher is compensated.                             Funds, SEI Asset Allocation
                                                             Trust, SEI Daily Income Trust,
                                                             SEI Institutional International
                                                             Trust, SEI Institutional
                                                             Investments Trust, SEI
                                                             Institutional Managed Trust,
                                                             SEI Liquid Asset Trust, SEI Tax
                                                             Exempt Trust, and SEI Alpha
                                                             Strategy Portfolios, L.P.,
                                                             Director of SEI Global Master
                                                             Fund, plc, SEI Global Assets
                                                             Fund, plc, SEI Global
                                                             Investments Fund, plc, SEI
                                                             Investments Global, Limited,
                                                             SEI Investments -- Global Fund
                                                             Services, Limited, SEI
                                                             Investments (Europe), Limited,
                                                             SEI Investments -- Unit Trust
                                                             Management (UK), Limited, SEI
                                                             Global Nominee Ltd., SEI
                                                             Opportunity Fund, L.P., SEI
                                                             Structured Credit Fund, L.P.,
                                                             SEI Multi-Strategy Funds plc.
                                                             and SEI Islamic Investments
                                                             Fund plc.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

        NAME, ADDRESS,             POSITION(S) HELD        TERM OF OFFICE AND
            AGE(1)                  WITH THE TRUST      LENGTH OF TIME SERVED(2)
------------------------------   --------------------   ------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------

WILLIAM M. DORAN                        Trustee               (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
68 yrs. old

INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY                         Trustee               (Since 1994)
77 yrs. old

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

                                         NUMBER OF FUNDS
                                        IN THE ADVISORS'
                                      INNER CIRCLE FUND II
      PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                  MEMBER              HELD BY BOARD MEMBER(3)
-----------------------------------   --------------------   -------------------------------
Self-employed consultant since 2003            30            Trustee of The Advisors' Inner
Partner, Morgan, Lewis & Bockius                             Circle Fund, Bishop Street
LLP (law firm) from 1976 to 2003,                            Funds, SEI Asset Allocation
counsel to the Trust, SEI, SIMC,                             Trust, SEI Daily Income Trust,
the Administrator and the                                    SEI Institutional International
Distributor. Director of SEI                                 Trust, SEI Institutional
Investments since 1974; Secretary                            Investments Trust, SEI
of SEI Investments since 1978.                               Institutional Managed Trust,
                                                             SEI Liquid Asset Trust, SEI Tax
                                                             Exempt Trust, and SEI Alpha
                                                             Strategy Portfolios, L.P.,
                                                             Director of SEI since 1974.
                                                             Director of the Distributor
                                                             since 2003. Director of SEI
                                                             Investments -- Global Fund
                                                             Services, Limited, SEI
                                                             Investments Global, Limited,
                                                             SEI Investments (Europe),
                                                             Limited, SEI Investments
                                                             (Asia), Limited, SEI Asset
                                                             Korea Co., Ltd., SEI Global
                                                             Nominee Limited and SEI
                                                             Investments - Unit Trust
                                                             Management (UK) Limited.

Attorney, sole practitioner since              30            Trustee of The Advisors' Inner
1994. Partner, Dechert Price &                               Circle Fund, Bishop Street
Rhoads, (law firm) September 1987-                           Funds, U.S. Charitable Gift
December 1993.                                               Trust, SEI Asset Allocation
                                                             Trust, SEI Daily Income Trust,
                                                             SEI Institutional International
                                                             Trust, SEI Institutional
                                                             Investments Trust, SEI
                                                             Institutional Managed Trust,
                                                             SEI Liquid Asset Trust, SEI Tax
                                                             Exempt Trust, and SEI Alpha
                                                             Strategy Portfolios, L.P.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

        NAME, ADDRESS,             POSITION(S) HELD        TERM OF OFFICE AND
            AGE(1)                  WITH THE TRUST      LENGTH OF TIME SERVED(2)
------------------------------   --------------------   ------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.                 Trustee               (Since 1999)
66 yrs. old

BETTY L. KRIKORIAN                      Trustee               (Since 2005)
65 yrs. old

CHARLES E. CARLBOM                      Trustee               (Since 2005)
74 yrs. old

MITCHELL A. JOHNSON                     Trustee               (Since 2005)
66 yrs. old

JOHN K. DARR                            Trustee               (Since 2008)
64 yrs. old

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

                                         NUMBER OF FUNDS
                                        IN THE ADVISORS'
                                      INNER CIRCLE FUND II
      PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                  MEMBER              HELD BY BOARD MEMBER(3)
-----------------------------------   --------------------   -------------------------------
Self-Employed Consultant, Newfound             30            Trustee of The Advisors' Inner
Consultants Inc. since April 1997.                           Circle Fund, Bishop Street
                                                             Funds, State Street Navigator
                                                             Securities Lending Trust, SEI
                                                             Asset Allocation Trust, SEI
                                                             Daily Income Trust, SEI
                                                             Institutional International
                                                             Trust, SEI Institutional
                                                             Investments Trust, SEI
                                                             Institutional Managed Trust,
                                                             SEI Liquid Asset Trust, SEI Tax
                                                             Exempt Trust and SEI Alpha
                                                             Strategy Portfolios, L.P.,
                                                             Director of SEI Opportunity
                                                             Fund, L.P., SEI Structured
                                                             Credit Fund, L.P., and a member
                                                             of the independent review
                                                             committee for SEI's
                                                             Canadian-registered mutual
                                                             funds.

Vice President Compliance, AARP                30            Trustee of The Advisors' Inner
Financial Inc. since September,                              Circle Fund and Bishop Street
2008. Self-Employed Legal and                                Funds.
Financial Services Consultant since
2003. In-house Counsel, State
Street Bank Global Securities and
Cash Operations from 1995 to 2003.

Self-Employed Business Consultant,             30            Director, Crown Pacific, Inc.
Business and Project Inc. since                              and Trustee of The Advisors'
1997. CEO and President, United                              Inner Circle Fund, Bishop
Grocers Inc. from 1997 to 2000.                              Street Funds, Oregon Trust Co.
                                                             and O.T. Logistics, Inc..

Retired.                                       30            Director, Federal Agricultural
                                                             Mortgage Corporation, Trustee
                                                             of The Advisors' Inner Circle
                                                             Fund, Bishop Street Funds, SEI
                                                             Asset Allocation Trust, SEI
                                                             Daily Income Trust, SEI
                                                             Institutional International
                                                             Trust, SEI Institutional
                                                             Investments Trust, SEI
                                                             Institutional Managed Trust,
                                                             SEI Liquid Asset Trust, SEI Tax
                                                             Exempt Trust and SEI Alpha
                                                             Strategy Portfolios, L.P.

CEO, Office of Finance, FHL Banks              30            Director of Federal Home Loan
from 1992 to 2007.                                           Bank of Pittsburgh and Manna,
                                                             Inc. and Trustee of Advisors'
                                                             Inner Circle Fund and Bishop
                                                             Street Funds.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

        NAME, ADDRESS,             POSITION(S) HELD        TERM OF OFFICE AND
            AGE(1)                  WITH THE TRUST        LENGTH OF TIME SERVED
------------------------------   --------------------   ------------------------
OFFICERS
--------

PHILIP T. MASTERSON                    President              (Since 2008)
44 yrs. old

MICHAEL LAWSON                        Treasurer,              (Since 2005)
48 yrs. old                         Controller and
                                    Chief Financial
                                        Officer

RUSSELL EMERY                      Chief Compliance           (Since 2006)
46 yrs. old                             Officer

JOSEPH M. GALLO                   Vice President and          (Since 2007)
35 yrs. old                            Secretary

CAROLYN F. MEAD                   Vice President and          (Since 2007)
51 yrs. old                       Assistant Secretary

JAMES NDIAYE                      Vice President and          (Since 2004)
40 yrs. old                       Assistant Secretary

----------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

                                         NUMBER OF FUNDS
                                        IN THE ADVISORS'
                                      INNER CIRCLE FUND II
      PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                  MEMBER                HELD BY BOARD MEMBER
-----------------------------------   --------------------   -------------------------------
Managing Director of SEI                       N/A                         N/A
Investments since 2006, Vice
President and Assistant Secretary
of the Administration from 2004 to
2006. General Counsel of Citco
Mutual Fund Services from 2003 to
2004. Vice President and Associate
Counsel for the Oppenheimer Funds
from 2001-2003.

Director, SEI Investments, Fund                N/A                         N/A
Accounting since July 2005.
Manager, SEI Investments, Fund
Accounting from April 1995 to
February 1998 and November 1998 to
July 2005.

Director of Investment Product                 N/A                         N/A
Management and Development at SEI
Investments since February 2003.
Senior Investment Analyst, Equity
team at SEI Investments from March
2000 to February 2003.

Corporate Counsel of SEI since                 N/A                         N/A
2007; Associate Counsel, ICMA
Retirement Corporation, 2004-2007;
Federal Investigator, U.S.
Department of Labor, 2002-2004;
U.S. Securities and Exchange
Commission - Department of
Investment Management, 2003.

Corporate Counsel of SEI since                 N/A                         N/A
2007; Associate, Stradley, Ronon,
Stevens & Young, 2004-2007;
Counsel, ING Variable Annuities,
1999-2002.

Employed by SEI Investments Company            N/A                         N/A
since 2004. Vice President,
Deutsche Asset Management from
2003-2004. Associate, Morgan, Lewis
& Bockius LLP from 2000-2003.
Counsel, Assistant Vice President,
ING Variable Annuities Group from
1999-2000.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

        NAME, ADDRESS,             POSITION(S) HELD        TERM OF OFFICE AND
            AGE(1)                  WITH THE TRUST        LENGTH OF TIME SERVED
------------------------------   --------------------   ------------------------
OFFICERS (CONTINUED)
--------------------

TIMOTHY D. BARTO                  Vice President and          (Since 2000)
40 yrs. old                       Assistant Secretary

ANDREW S. DECKER                      AML Officer             (Since 2008)
45 yrs. old

----------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

                                         NUMBER OF FUNDS
                                        IN THE ADVISORS'
                                      INNER CIRCLE FUND II
      PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                  MEMBER                HELD BY BOARD MEMBER
-----------------------------------   --------------------   -------------------------------
General Counsel, Vice President and            N/A                         N/A
Assistant Secretary of SEI
Investments Global Funds Services
since 1999; Associate, Dechert
Price & Rhoads (law firm) from
1997-1999; Associate, Richter,
Miller & Finn (law firm) from
1994-1997.

Compliance Officer and Product                 N/A                         N/A
Manager, SEI 2005-2008. Vice
President, Old Mutual Capital
2000-2005. Operations Director,
Prudential Investments, 1998-2000.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                           BEGINNING     ENDING                  EXPENSE
                            ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                             VALUE       VALUE       EXPENSE      DURING
                            08/01/08    01/31/09     RATIOS     PERIOD(1)
                           ---------   ---------   ----------   ---------
SMARTGROWTH(R) LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES             $1,000.00   $  903.10     1.50%        $7.18
HYPOTHETICAL 5% RETURN
CLASS A SHARES              1,000.00    1,017.60     1.50          7.61

SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES             $1,000.00   $  879.70     1.50%        $7.09
HYPOTHETICAL 5% RETURN
CLASS A SHARES              1,000.00    1,017.60     1.50          7.61

SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES             $1,000.00   $  809.20     1.50%        $6.82
HYPOTHETICAL 5% RETURN
CLASS A SHARES              1,000.00    1,017.60     1.50          7.61

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                      NOTES

                              SMARTGROWTH(R) FUNDS
                                  P.O. Box 2085
                            Milwaukee, WI 53201-2085
                                 1-888-465-5722

                               INVESTMENT ADVISER:
                     Hennion & Walsh Asset Management, Inc.
                         2001 Route 46, Waterview Plaza
                              Parsippany, NJ 07054

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Funds described.

HWM-AR-001-0200

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and John Darr and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Hancock Horizon Family of Funds and the SmartGrowth Family of Funds (the "Funds") for fiscal years 2009 and 2008.

E&Y billed the Funds aggregate fees for services rendered to the Funds for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2009                                                   2008
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates        affiliates that   pre-approved      affiliates        affiliates that
                                     that were         did not require                     that were         did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $206,860            N/A               N/A             $197,760            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------



Notes:
     (1) Audit fees include amounts related to the audit of the Funds' annual financial statements, performance of security counts in compliance with rule 17f-2 of the Investment Company Act of 1940, and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by E&Y to non-audit services pursuant to waiver of pre-approval requirement were as follows:

           -------------------------------------------------------------
                                            2009             2008
           -------------------------- ----------------- ----------------
           Audit-Related Fees               N/A               N/A

           -------------------------- ----------------- ----------------
           Tax Fees                         N/A               N/A

           -------------------------- ----------------- ----------------
           All Other Fees                   N/A               N/A

           -------------------------- ----------------- ----------------

(f)      Not applicable.

(g)(1) The aggregate non-audit fees and services billed by E&Y for last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h)      Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 18, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)                      /s/ Philip T. Masterson
                                              -------------------------
                                              Philip T. Masterson
                                              President
Date: April 7, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/ Philip T. Masterson
                                              -------------------------
                                              Philip T. Masterson
                                              President
Date: April 7, 2009


By (Signature and Title)                      /s/ Michael Lawson
                                              -------------------------
                                              Michael Lawson
                                              Treasurer, Controller and
                                              Chief Financial Officer
Date: April 7, 2009